UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from October 1, 2007 to October 31, 2007

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank (Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State of organization of the issuing entity		(IRS Employer Indentification No. of the
in respect of the notes)		sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware		19890-0001
(Address of principal executive offices of		(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)
Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class			(If Section 12(b))
DiscoverSeries Class A		[x]
Notes
DiscoverSeries Class B		[x]
Notes
DiscoverSeries Class C		[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Additional Accounts: As of November 1, 2007 (the "Addition Date"), Discover Bank, on behalf of the holder of the Seller Certificate, designated certain Discover Card accounts originated by Discover Bank (the "Additional Accounts") to be added to the Discover Card Master Trust I (the "Master Trust") as "Accounts" pursuant to Section 2.10(b) of the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee. The aggregate amount of receivables billed to the Additional Accounts as of the Addition Date was $2,017,993,469.92. After giving effect to the inclusion of the Additional Accounts, the aggregate amount of Receivables (as defined in the Pooling and Servicing Agreement) in the Master Trust on the Addition Date was $37,803,926,284.84. For further information regarding the composition of the receivables following the addition of accounts, refer to the 8-K filed on behalf of the Master Trust on November 6, 2007.

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

Class A(2007-2) Notes

On October 9, 2007, $1,250,000,000 principal amount of DiscoverSeries Class A(2007-2) Notes (the “Class A(2007-2) Notes”) were issued pursuant to the Indenture (the “Indenture”) as supplemented by the Indenture Supplement for the DiscoverSeries Notes (the “Indenture Supplement”), in each case dated as of July 26, 2007, and the Class A(2007-2) Terms Document, dated as of October 9, 2007, between Discover Card Execution Note Trust (the “Note Issuance Trust”) as Issuer, and U.S. Bank National Association (the “Indenture Trustee”) as Indenture Trustee. The issuance was underwritten by UBS Securities LLC, as lead underwriter, and by Barclays Capital Inc., Credit Suisse Securities (USA) LLC and Lehman Brothers Inc., as co-underwriters, pursuant to the Underwriting Agreement (the “Underwriting Agreement”), and related Terms Agreement, in each case dated October 1, 2007, among Discover Card Execution Note Trust, Discover Bank and UBS Securities LLC. Information regarding the Class A(2007-2) Notes and the sale thereof has been previously disclosed in the prospectus dated September 27, 2007 (the “Prospectus”), and the prospectus supplement thereto dated October 3, 2007 (the “Class A(2007-2) Prospectus Supplement”), each previously filed by us with the Securities and Exchange Commission on October 4, 2007 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

The Note Issuance Trust owns the Series 2007-CC Collateral Certificate (the “Collateral Certificate”) issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement (the “Series 2007-CC Supplement”), dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the Collateral Certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holder of trust certificates issued by the Master Trust, including the Series 2007-CC Collateral Certificate, are described in the Prospectus. Allocations of cash flow from the asset pool and any expenses or losses by the Indenture Trustee to the holders of Notes are also described in the Prospectus.

The Note Issuance Trust paid the proceeds from the sale of the Class A(2007-2) Notes to Discover Bank in exchange for a $1,250,000,000 increase in the investor interest in receivables represented by the Collateral Certificate. Discover Bank added these proceeds to its general funds.

The Class B notes and Class C notes of the DiscoverSeries are subordinated in right of payment of principal and interest to the Class A(2007-2) Notes, bear losses before the Class A(2007-2) Notes and provide loss protection to the Class A(2007-2) Notes of the DiscoverSeries. The Class C notes are also subordinated in right of payment of principal and interest to the Class B notes, bear losses before the Class B notes and provide loss protection to the Class B notes of the DiscoverSeries. Principal amounts allocable to subordinated notes may be applied to make interest payments on senior notes of the DiscoverSeries or to pay servicing fees on the receivables. Although the amount of loss protection provided by any Class B or Class C notes, as applicable, is limited to its proportionate share of the required subordinated amount of such class of notes for the applicable senior class of notes of the DiscoverSeries and may vary over time, at any time it is possible that the entire nominal liquidation amount of any tranche of Class B or Class C notes will provide loss protection to the senior notes of the DiscoverSeries. Relative priority among notes and rights to the underlying pool assets are more fully described in the Prospectus.

Discover Bank, in its capacity as “Beneficiary” under the Trust Agreement, dated as of July 2, 2007, between Discover Bank as Beneficiary and Wilmington Trust Company (the “Owner Trustee”) as Owner Trustee, may direct the Owner Trustee to, and the Note Issuance Trust may, issue additional series, classes or tranches of notes or increase existing series, classes or tranches of notes, subject to certain requirements, including confirmation from applicable rating agencies that such new issuance will not cause a reduction or qualification with negative implications of the ratings of any outstanding tranche of DiscoverSeries notes, in each case below the required ratings (after giving effect to such negative implications), or a withdrawal of any such ratings, and, in the case of issuance of additional series, classes or tranches of notes, execution and delivery of an indenture supplement and a terms document relating to the applicable series, class or tranche of notes. The terms under which additional notes may be issued, the terms of any security holder approval or notification for such issuance and the party which has the authority to determine such issuance are more fully described in the Prospectus, as are the terms under which pool assets of the Note Issuance Trust may increase or change.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the Collateral Certificate by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

Date: November 15, 2007

/S/ Michael F. Rickert

Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.